IFRS 7 Disclosures - Additional Information (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Liabilities on current in-force business due period	2018 to 2038
Dynamically hedged variable annuity guarantee best estimate liabilities, rebalancing percentage intervals	5.00%
Sensitivity of net income attributed to shareholders	0.50%
Variable annuity guarantee liabilities, rebalanced basis point intervals	0.20%
Net after-tax unrealized loss position of AFS fixed income assets | CAD			CAD 223
Total unencumbered assets | CAD		CAD 396,300	396,800
50 basis point decrease in interest
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ (200,000,000)
50 basis point increase in interest
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	100,000,000
50 basis point decrease in corporate spreads [Member]
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Increase in sensitivity due to decision to reduce the allocation to ALDA in the portfolio asset	200,000,000
-10% [Member]
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Potential impact on net income attributed to shareholders arising from lower U.S. corporate income tax rate	$ 300,000,000
Unsecured revolving credit facility [Member] | Canadian chartered banks [Member]
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Estimated maximum borrowing capacity | CAD			CAD 500
Unsecured revolving credit facility [Member] | U.S.banks [Member]
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Estimated maximum borrowing capacity				$ 500,000,000
Amounts outstanding				0
FHLBI facility [Member]
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Estimated maximum borrowing capacity				4,300,000,000
Amounts outstanding				$ 0
10% [Member]
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Percentage of expected changes in market values of publicly traded equities	10.00%	10.00%
20% [Member]
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Percentage of expected changes in market values of publicly traded equities	20.00%	20.00%
30% [Member]
Financial Instruments - Disclosures under IFRS 7 [Line Items]
Percentage of expected changes in market values of publicly traded equities	30.00%	30.00%